RISK MANAGEMENT (Details 17)	12 Months Ended
	Dec. 31, 2017
Colombia [Member] | Checking account and Savings accounts [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	11.00%
Colombia [Member] | Time deposits lessthan eighteen months [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	4.50%
Guatemala [Member] | Deposits and Capital raising [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	11.60%
Guatemala [Member] | Demand deposits One [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	25.00%	[1]
El Salvador [Member] | Demand deposits Two [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	25.00%	[2]
El Salvador [Member] | Debt Securities [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	50.00%
El Salvador [Member] | Demand depositse [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	12.00%
Honduras [Member] | Mandatory investment in local currency [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	5.00%
Honduras [Member] | Mandatory investment in foreign currency [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	12.00%
Nicaragua [Member] | Daily, Liabilities in local and foreign currency [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	12.00%
Nicaragua [Member] | Biweekly, Liabilities in local and foreign currency [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	14.00%
Costa Rica [Member] | Deposits in local and foreign currency [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	15.00%
Costa Rica [Member] | Capital raising in local and foreign currency [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	15.00%

[1]	This refer to demand deposits in Central Bank or overseas banks.
[2]	This refer to demand deposits in Central Bank, overseas banks or debt securities issue by Central Bank.